UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04765
BNY Mellon New York AMT-Free Municipal Bond Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class A – PSNYX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.78%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 1.21%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-3.34%	-0.45%	1.31%
without Sales Charge	1.21%	0.48%	1.78%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

Airport
13.4%
Education
12.2%
Medical
10.0%
Water & Sewer
8.3%
Development
6.3%
General Obligation
6.3%
Transportation
5.0%
Tobacco Settlement
4.9%
Power
4.7%
Utilities
3.2%
Nursing Homes
2.3%
Housing
1.6%
Net Other Assets and Liabilities
21.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0021AR1125

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class C – PNYCX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.71%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 0.26%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.72%	*	-0.31%	0.99%
without Deferred Sales Charge	0.26%		-0.31%	0.99%
Bloomberg U.S. Municipal Bond Index	2.64%		0.91%	2.41%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0631AR1125

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class I – DNYIX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 1.46%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	1.46%	0.73%	2.02%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6108AR1125

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Y – DNYYX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.50%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 1.56%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	1.56%	0.76%	2.03%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0028AR1125
BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Z – DNYAX
This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.62%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Z shares returned 1.37%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.64% for the same period.
What affected the Fund’s performance?
  Municipal bonds delivered modest positive returns, driven by attractive income and periods of falling Treasury yields. Record issuance limited price gains despite solid state and local fundamentals.
  While security selection was strong in transportation and special tax issues, selection in health care and education bonds detracted from relative performance.
  Underweight exposure to prepaid gas and housing bonds was a negative from an asset allocation standpoint, partially offset by an overweight to better-performing airport and industrial development bonds.
  The Fund’s emphasis on longer-maturity bonds detracted from relative performance as the yield curve steepened amid Federal Reserve easing expectations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Z	1.37%	0.53%	1.80%
Bloomberg U.S. Municipal Bond Index	2.64%	0.91%	2.41%
Periods prior to the inception date of the Fund’s Class Z shares (5/17/2024) reflect the performance of the Fund’s Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Z shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$864	228	$3,959,420	16.68%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective March 29, 2025, BNY Mellon Investment Adviser, Inc., the Fund’s adviser, terminated the Class Z waiver agreement.
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6357AR1125

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,666 in 2024 and $38,419 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,339  in 2024 and $12,410 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,685  in 2024 and $3,342 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $17,719  in 2024 and $9,226 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,052  in

2024 and $5,236 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,486,377  in 2024 and $1,834,935 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon New York AMT-Free Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2025

Class	Ticker
A	PSNYX
C	PNYCX
I	DNYIX
Y	DNYYX
Z	DNYAX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon New York AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2%
New York — 98.4%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,671,764
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	2,710,802
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	5,000,000	5,390,738
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,596,329
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,415,562
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	987,365
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	4/1/2050	3,000,000	2,685,170
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	3,500,000	3,640,124
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	650,570
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,450,000	1,317,814
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	458,677
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,294,847
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	740,318
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2041	1,725,000	1,686,162
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,155,391
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	837,478
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	4,042,092
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000	4,030,966
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	2,500,000	2,763,174
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.00	12/1/2041	1,000,000	1,085,394
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2051	1,000,000	1,066,597
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2056	1,500,000	1,594,972
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.38	10/15/2061	2,500,000	2,474,622
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,000,796
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,321,378

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	826,707
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,215,860
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,604,676
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,105,077
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,209,511
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,965,849
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	3,058,024
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	2,048,621
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,627,504
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,161,136
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.25	9/1/2050	10,000,000	10,723,827
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	9,825,000	10,072,963
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,060,723
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.25	11/15/2055	2,000,000	2,105,120
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,305,000	3,361,741
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,646,817
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,813,609
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2043	1,335,000	1,424,003
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,110,671
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,159,962
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,493,885
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,632,907
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,363,634
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,771,736
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	10,484,952
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	823,557
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,027,310
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	932,125
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,591,231
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,032,838
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,082,232
New York City, GO, Ser. C	4.00	8/1/2039	2,000,000	2,008,889
New York City, GO, Ser. C1	4.00	9/1/2052	1,500,000	1,373,183
New York City, GO, Ser. D	5.25	10/1/2055	4,000,000	4,207,036
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000	5,669,869

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,074,942
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,331,918
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	3,791,054
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,084,335
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,641,525
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,092,007
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	2,084,802
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,495,290
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,163,376
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,376,099
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2031	2,500,000	2,599,451
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2032	1,750,000	1,813,639
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2045	5,000,000	4,773,861
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,775,000	2,775,455
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,381,513
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,306,827
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	8,695,000	9,200,049
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2055	5,000,000	5,325,358
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	10,581,537
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	6,921,936
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000	8,514,872
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	2,595,000	2,639,075
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	2,500,000	2,481,791
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,212,450
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	7,000,000	6,392,534
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,097,145
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. D	4.00	11/1/2039	3,585,000	3,616,050
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. E1	5.00	2/1/2040	4,000,000	4,003,139
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	11,025,152
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,642,614
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,660,018
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax) Ser. D	5.00	11/1/2039	10,000,000	10,413,139
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(b)	0.00	11/15/2050	18,180,000	5,704,064

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(b)	0.00	11/15/2046	11,220,000	4,052,648
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000	4,503,970
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	10,000	10,005
New York Energy Finance Development Corp., Revenue Bonds(c)	5.00	12/1/2033	15,890,000	17,041,002
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,742,928
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	9,858,712
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,591,153
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000	4,566,657
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	6,890,000	6,595,045
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2039	2,040,000	2,273,493
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2040	2,160,000	2,378,361
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2041	2,285,000	2,489,735
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,327,964
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(b)	0.00	7/1/2028	18,335,000	17,020,960
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,379,269
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	2,982,757
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	10,985,000	11,347,246
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2050	2,450,000	2,470,281
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2055	1,975,000	1,982,006
New York State Dormitory Authority, Revenue Bonds (Roswell Park Cancer Institute Obligated Group)(Insured; Assured Guaranty Corp.) Ser. A1	5.50	7/1/2050	2,500,000	2,726,221
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	8,000,000	8,601,966
New York State Dormitory Authority, Revenue Bonds, Ser. A(d)	4.00	3/15/2029	10,000	10,463
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,064,734
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	3,000,403
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.25	10/1/2050	2,500,000	2,627,304
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2043	1,685,000	1,857,069
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2045	1,000,000	1,092,271
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,159,006
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2035	900,000	922,987
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2036	575,000	587,065

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,019,358
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,049,788
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,055,124
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,856,398
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	7,400,000	6,283,856
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,049,330
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,040,930
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,368,485
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000	7,727,923
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2054	5,000,000	4,495,137
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	507,070
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	4.00	7/1/2048	3,775,000	3,361,784
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	5.00	7/1/2030	1,250,000	1,288,198
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,028,929
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(d)	4.00	3/15/2029	5,000	5,232
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,587,742
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,285,486
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	2,200,000	2,216,345
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. B	4.00	3/15/2054	10,000,000	9,280,997
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	2,041,730
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	1,016,297
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	6,070,065
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	3,000,000	3,337,776
New York State Energy Research & Development Authority, Revenue Bonds (Rochester Gas and Electric Corp Project) Ser. B	4.00	5/15/2032	3,000,000	3,069,475
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,038,165
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	15,060,504
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency)(c)	3.80	5/1/2029	4,000,000	4,001,144
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	535,000	533,666
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,738,384
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	933,174
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	5,463,870
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,671,148
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,247,239
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,910,335

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	7,076,371
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,114,935
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,132,807
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	10,000,000	10,814,074
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	5.00	6/30/2049	10,000,000	10,128,198
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2032	1,025,000	1,122,979
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2033	1,500,000	1,635,645
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,000,000	5,192,385
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	2,000,000	2,101,759
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	10,000,000	9,975,385
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	2,350,000	2,368,599
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,447,203
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2040	2,500,000	2,478,610
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2042	3,000,000	2,880,510
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,655,716
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,540,047
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. B(e)	5.00	12/31/2054	1,500,000	980,684
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,000,000	7,121,502
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	2,000,097
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,682,073
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,627,356
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,500,000	4,137,325
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	1,550,000	1,695,928
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	2/1/2033	3,000,000	3,005,021
Port Authority of New York & New Jersey, Revenue Bonds	6.13	6/1/2094	16,955,000	16,983,634
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,644,168
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,125,768
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	10/1/2035	5,000,000	5,056,655
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	4/1/2036	4,000,000	4,043,680
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000	4,058,042

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211	5.00	9/1/2048	2,000,000	2,037,676
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,030,863
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	6,000,000	6,273,984
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,525,143
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 237	5.00	1/15/2052	2,000,000	2,095,105
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,085,027
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 248	5.00	1/15/2050	4,075,000	4,323,176
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	731,012
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,373,379
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,380,045
The Genesee County Funding Corp., Revenue Bonds (Rochester Regional Health Energy Projects) Ser. A	5.50	12/1/2055	2,500,000	2,619,617
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,535,172
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,053,939
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,278,674
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,749,872
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	7,749,899
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,743,442
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,515,204
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,119,715
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	6,292,123
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	3,507,947
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,102,989
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,047,624
Utility Debt Securitization Authority, Revenue Bonds	5.00	12/15/2041	7,000,000	7,226,542
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	19,500,000	19,517,277
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,835,073
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	276,398
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	288,698
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	257,768
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	206,183
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	455,046
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	8,800,000	8,197,511
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	12,260,000	12,281,033
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	959,663

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 98.4% (continued)
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,392,957
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	422,169
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	593,488
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	422,922
				850,870,180
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,825,900
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,046,007
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,654,361
				6,526,268
Total Investments (cost $885,594,717)			99.2%	857,396,448
Cash and Receivables (Net)			.8%	6,951,742
Net Assets			100.0%	864,348,190

GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $14,165,975 or 1.6% of net assets.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	885,594,717	857,396,448
Cash		3,645,597
Interest receivable		11,961,962
Receivable for shares of Beneficial Interest subscribed		229,541
Prepaid expenses		32,111
		873,265,659
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		414,053
Payable for investment securities purchased		7,907,575
Payable for shares of Beneficial Interest redeemed		473,523
Trustees’ fees and expenses payable		6,559
Other accrued expenses		115,759
		8,917,469
Net Assets ($)		864,348,190
Composition of Net Assets ($):
Paid-in capital		909,090,274
Total distributable earnings (loss)		(44,742,084)
Net Assets ($)		864,348,190

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	184,818,576	346,496	55,367,113	117,087	623,698,918
Shares Outstanding	13,607,183	25,504	4,076,754	8,612	45,938,668
Net Asset Value Per Share ($)	13.58	13.59	13.58	13.60	13.58
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2025

Investment Income ($):
Interest Income	32,433,069
Expenses:
Management fee—Note 3(a)	3,959,420
Shareholder servicing costs—Note 3(c)	1,403,567
Professional fees	99,310
Registration fees	78,342
Trustees’ fees and expenses—Note 3(d)	73,092
Prospectus and shareholders’ reports	28,625
Chief Compliance Officer fees—Note 3(c)	24,472
Loan commitment fees—Note 2	20,184
Shareholder and regulatory reports service fees—Note 3(c)	15,500
Custodian fees—Note 3(c)	8,864
Distribution Plan fees—Note 3(b)	4,432
Miscellaneous	41,662
Total Expenses	5,757,470
Less—reduction in fees due to earnings credits—Note 3(c)	(11,637)
Net Expenses	5,745,833
Net Investment Income	26,687,236
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,789,640)
Net change in unrealized appreciation (depreciation) on investments	(11,430,749)
Net Realized and Unrealized Gain (Loss) on Investments	(17,220,389)
Net Increase in Net Assets Resulting from Operations	9,466,847
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2025	2024
Operations ($):
Net investment income	26,687,236	17,227,770
Net realized gain (loss) on investments	(5,789,640)	(1,161,324)
Net change in unrealized appreciation (depreciation) on investments	(11,430,749)	17,727,078
Net Increase (Decrease) in Net Assets Resulting from Operations	9,466,847	33,793,524
Distributions ($):
Distributions to shareholders:
Class A	(5,403,689)	(5,071,668)
Class C	(11,516)	(38,581)
Class I	(1,536,513)	(1,033,846)
Class Y	(171)	(28)
Class Z	(19,627,561)	(11,007,627)
Total Distributions	(26,579,450)	(17,151,750)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,826,477	30,571,864
Class C	17,000	-
Class I	29,618,164	22,516,376
Class Y	116,174	-
Class Z	7,072,044	13,275,448
Net assets received in connection with reorganization(a)	-	727,066,247
Distributions reinvested:
Class A	4,737,731	4,321,003
Class C	11,454	38,581
Class I	1,513,085	1,019,257
Class Y	141	-
Class Z	16,190,253	9,064,038
Cost of shares redeemed:
Class A	(28,761,009)	(31,104,616)
Class C	(912,931)	(1,564,008)
Class I	(18,809,436)	(10,652,842)
Class Y	(125)	-
Class Z	(88,797,712)	(57,484,180)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(66,178,690)	707,067,168
Total Increase (Decrease) in Net Assets	(83,291,293)	723,708,942
Net Assets ($):
Beginning of Period	947,639,483	223,930,541
End of Period	864,348,190	947,639,483

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended November 30,
	2025	2024
Capital Share Transactions (Shares):
Class A(b)
Shares sold	887,596	2,232,734
Shares issued for distributions reinvested	354,189	316,352
Shares redeemed	(2,155,865)	(2,290,153)
Net Increase (Decrease) in Shares Outstanding	(914,080)	258,933
Class C
Shares sold	1,246	-
Shares issued for distributions reinvested	854	2,827
Shares redeemed	(67,404)	(114,280)
Net Increase (Decrease) in Shares Outstanding	(65,304)	(111,453)
Class I(b)
Shares sold	2,222,899	1,650,492
Shares issued for distributions reinvested	113,174	74,598
Shares redeemed	(1,408,174)	(780,016)
Net Increase (Decrease) in Shares Outstanding	927,899	945,074
Class Y
Shares sold	8,542	-
Shares issued for distributions reinvested	11	-
Shares redeemed	(9)	-
Net Increase (Decrease) in Shares Outstanding	8,544	-
Class Z(b)
Shares sold	528,311	980,160
Shares issued in connection with reorganization(a)	-	53,431,117
Shares issued for distributions reinvested	1,210,567	662,009
Shares redeemed	(6,652,694)	(4,220,802)
Net Increase (Decrease) in Shares Outstanding	(4,913,816)	50,852,484

(a)
As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc. were transferred to the fund in a tax free exchange at cost basis for Class Z shares of Common Stock of equal value.

(b)
During the period ended November 30, 2024, 2,489 Class Z shares representing $34,178 were exchanged for 2,489 Class A shares and 1,953 Class Z shares representing $26,364 were exchanged for 1,953 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.82	13.43	13.29	15.23	15.22
Investment Operations:
Net investment income(a)	.39	.36	.35	.34	.33
Net realized and unrealized gain (loss) on investments	(.24 )	.39	.14	(1.90)	.12
Total from Investment Operations	.15	.75	.49	(1.56)	.45
Distributions:
Dividends from net investment income	(.39 )	(.36 )	(.35 )	(.34 )	(.33 )
Dividends from net realized gain on investments	-	-	-	(.04 )	(.11 )
Total Distributions	(.39 )	(.36 )	(.35 )	(.38 )	(.44 )
Net asset value, end of period	13.58	13.82	13.43	13.29	15.23
Total Return (%)(b)	1.21	5.59	3.72	(10.33)	3.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.82	.91	.96	.94
Ratio of net expenses to average net assets(c)	.78	.80 (d)	.83 (d)	.84 (d)	.84 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.05	.05	.02
Ratio of net investment income to average net assets(c)	2.90	2.67 (d)	2.61 (d)	2.43 (d)	2.18 (d)
Portfolio Turnover Rate	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	184,819	200,625	191,608	191,825	227,800

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.82	13.44	13.29	15.23	15.22
Investment Operations:
Net investment income(a)	.27	.25	.25	.23	.21
Net realized and unrealized gain (loss) on investments	(.24 )	.38	.15	(1.90)	.12
Total from Investment Operations	.03	.63	.40	(1.67)	.33
Distributions:
Dividends from net investment income	(.26 )	(.25 )	(.25 )	(.23 )	(.21 )
Dividends from net realized gain on investments	-	-	-	(.04 )	(.11 )
Total Distributions	(.26 )	(.25 )	(.25 )	(.27 )	(.32 )
Net asset value, end of period	13.59	13.82	13.44	13.29	15.23
Total Return (%)(b)	.26	4.75	3.02	(11.07)	2.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.65	1.71	1.75	1.72
Ratio of net expenses to average net assets(c)	1.71	1.59 (d)	1.59 (d)	1.60 (d)	1.62 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.05	.05	.02
Ratio of net investment income to average net assets(c)	1.98	1.85 (d)	1.85 (d)	1.66 (d)	1.41 (d)
Portfolio Turnover Rate	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	346	1,255	2,718	4,821	6,092

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended November 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.81	13.43	13.29	15.23	15.22
Investment Operations:
Net investment income(a)	.42	.40	.38	.37	.37
Net realized and unrealized gain (loss) on investments	(.23 )	.38	.14	(1.90)	.12
Total from Investment Operations	.19	.78	.52	(1.53)	.49
Distributions:
Dividends from net investment income	(.42 )	(.40 )	(.38 )	(.37 )	(.37 )
Dividends from net realized gain on investments	-	-	-	(.04 )	(.11 )
Total Distributions	(.42 )	(.40 )	(.38 )	(.41 )	(.48 )
Net asset value, end of period	13.58	13.81	13.43	13.29	15.23
Total Return (%)	1.46	5.85	3.98	(10.10)	3.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.58	.68	.73	.70
Ratio of net expenses to average net assets(b)	.54	.55 (c)	.59 (c)	.59 (c)	.60 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.05	.05	.02
Ratio of net investment income to average net assets(b)	3.15	2.93 (c)	2.86 (c)	2.67 (c)	2.42 (c)
Portfolio Turnover Rate	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	55,367	43,500	29,604	37,088	73,532

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.83	13.44	13.30	15.24	15.22
Investment Operations:
Net investment income(a)	.43	.40	.38	.37	.37
Net realized and unrealized gain (loss) on investments	(.24 )	.39	.17	(1.94)	.13
Total from Investment Operations	.19	.79	.55	(1.57)	.50
Distributions:
Dividends from net investment income	(.42 )	(.40 )	(.41 )	(.33 )	(.37 )
Dividends from net realized gain on investments	-	-	-	(.04 )	(.11 )
Total Distributions	(.42 )	(.40 )	(.41 )	(.37 )	(.48 )
Net asset value, end of period	13.60	13.83	13.44	13.30	15.24
Total Return (%)	1.56	5.91	4.17	(10.38)	3.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.54	.68	.73	.67
Ratio of net expenses to average net assets(b)	.50	.53	.59 (c)	.59 (c)	.57 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.05	.05	.02
Ratio of net investment income to average net assets(b)	3.18	2.95	2.86 (c)	2.68 (c)	2.45 (c)
Portfolio Turnover Rate	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	117	1	1	1	317

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended November 30,
Class Z Shares	2025	2024(a)
Per Share Data ($):
Net asset value, beginning of period	13.81	13.61
Investment Operations:
Net investment income(b)	.41	.21
Net realized and unrealized gain (loss) on investments	(.23 )	.20
Total from Investment Operations	.18	.41
Distributions:
Dividends from net investment income	(.41 )	(.21 )
Net asset value, end of period	13.58	13.81
Total Return (%)	1.37	3.67 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.61 (d)
Ratio of net expenses to average net assets(e)	.62	.60 (d)
Ratio of net investment income to average net assets(e)	3.06	2.91 (d)
Portfolio Turnover Rate	16.68	19.61
Net Assets, end of period ($ x 1,000)	623,699	702,258

(a)	On May 17, 2024, the fund commenced offering Class Z shares.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon New York AMT-Free Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	857,396,448	—	857,396,448
	—	857,396,448	—	857,396,448

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS (continued)
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $232,050, accumulated capital losses $17,151,071 and unrealized depreciation $27,823,063.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2025. The fund has $4,765,623 of short-term capital losses and $12,385,448 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows: tax-exempt income $26,579,450 and $17,151,750, respectively.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment

NOTES TO FINANCIAL STATEMENTS (continued)
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from December 1, 2024 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) did not exceed .55% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On March 29, 2025, the Adviser terminated this expense limitation agreement. During the period ended November 30, 2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended November 30, 2025, the Distributor retained $225 from commissions earned on sales of the fund’s Class A shares, $2,500 and $168 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2025, Class C shares were charged $4,432 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2025, Class A and Class C shares were charged $467,332 and $1,478, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2025, Class Z shares were charged $609,069 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2025, the fund was charged $156,390 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,773.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2025, the fund was charged $8,864 pursuant to the custody agreement. These fees were offset by earnings credits of $8,864.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2025, the fund was charged $12,812 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended November 30, 2025, the fund was charged $24,472 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended November 30, 2025, the Custodian was compensated $15,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $320,046, Distribution Plan fees of $218, Shareholder Services Plan fees of $38,062, Custodian fees of $4,821, Chief Compliance Officer fees of $3,083, Transfer Agent fees of $38,424, Checkwriting fees of $1,066 and Shareholder and regulatory reports service fees of $8,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2025, amounted to $145,294,226 and $190,614,009, respectively.
At November 30, 2025, the cost of investments for federal income tax purposes was $885,219,511; accordingly, accumulated net unrealized depreciation on investments was $27,823,063, consisting of $7,236,979 gross unrealized appreciation and $35,060,042 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon New York AMT-Free Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”), including the schedule of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended November 30, 2025 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2025 calendar year on Form 1099-DIV, which will be mailed in early 2026.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $97,564.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0021NCSRAR1125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York AMT-Free Municipal Bond Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)